Other assets - Schedule of Other Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Restricted cash	$ 28,404	$ 24,787
OPEB plan assets	10,662	8,437
Atlantica related prepaid amount	0	8,844
Long-term deposits	13,459	6,319
Income taxes recoverable	4,717	4,416
Deferred financing costs	6,774	5,477
Other	11,736	8,192
Total other assets	75,752	66,472
Less: current portion	(7,266)	(7,764)
Other assets, noncurrent	$ 68,486	$ 58,708